Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0000885725
Registrant Name	BOSTON SCIENTIFIC CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES